CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 2,106,832	$ 3,791,302
Accounts receivable	0	8,075
Prepaid assets, current portion	169,148	142,356
TOTAL CURRENT ASSETS	2,275,980	3,941,733
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	13,004	12,695
Furniture and fixtures, net	12,233	12,542
OTHER ASSETS
Prepaid insurance	300,832	348,333
License right, net of accumulated amortization	3,304,167	3,554,167
Right of use asset, net of accumulated amortization	49,065	58,914
Total other assets	3,654,064	3,961,414
TOTAL ASSETS	5,942,277	7,915,689
CURRENT LIABILITIES
Accounts payable	242,453	99,021
Accrued expenses	205,044	181,998
Notes payable, current portion	1,500,000	1,500,000
Right of use liability, current portion	31,561	41,618
TOTAL CURRENT LIABILITIES	1,979,058	1,822,637
LONG TERM LIABILITIES
Note payable	150,000	150,000
Derivative liability warrants	2,512,500	1,125,000
Right of use liability, non-current portion	14,723	14,723
TOTAL LONG TERM LIABILITIES	2,677,223	1,289,723
TOTAL LIABILITIES	4,656,281	3,112,360
COMMITMENTS AND CONTINGENCIES (NOTE 6)
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $0.0001 par value, 150,000,000 shares authorized, 20,941,036 shares issued and outstanding at March 31, 2023, and 19,566,839 shares outstanding at December 31, 2022	2,094	1,957
Additional paid-in capital	74,171,869	70,541,095
Common stock subscribed	720,000
Accumulated deficit	(73,607,967)	(65,739,723)
TOTAL STOCKHOLDERS' EQUITY	1,285,996	4,803,329
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	5,942,277	7,915,689
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, $0.0001 par value, 10,000,000 shares authorized, -0- and -0- shares issued and outstanding, respectively	$ 0	$ 0